Prepayment for Long-Term Assets (Details) - 12 months ended Dec. 31, 2021 $ in Millions	USD ($)	CNY (¥)
Prepayment For Long Term Asset [Abstract]
Prepayment for long-term assets reclassified	$ 70.3	¥ 431,185,234